Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2023 INR (₨)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 6,203.7		₨ 6,717.3	₨ 22,042.3	$ 66.1	$ 71.5	₨ 48,792.1
The total unrecognized tax benefits, if recognized, that would reduce the tax and thereby affect the effective tax rate	6,203.7		6,717.3		$ 66.1
Other comprehensive income	54,133.2	$ 577.0	(41,283.1)	(17,828.6)
Additional paid in capital income loss tax	₨ (10,259.4)		₨ 0.0	₨ 0.0